CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]	Retained Earnings (Accumulated Deficit) [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total	Cumulative Change, Adjustment [Member] Common Stock [Member]	Cumulative Change, Adjustment [Member] Retained Earnings (Accumulated Deficit) [Member]	Cumulative Change, Adjustment [Member] Accumulated Other Comprehensive Income (Loss) [Member]	Cumulative Change, Adjustment [Member]	Cumulative Change, Adjusted Balance [Member] Common Stock [Member]	Cumulative Change, Adjusted Balance [Member] Retained Earnings (Accumulated Deficit) [Member]	Cumulative Change, Adjusted Balance [Member] Accumulated Other Comprehensive Income (Loss) [Member]	Cumulative Change, Adjusted Balance [Member]
Balance at beginning of period at Dec. 31, 2018	$ 377,372	$ (28,270)	$ (10,108)	$ 338,994
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	0	46,435	0	46,435
Cash dividends declared	0	(16,554)	0	(16,554)
Repurchase of common stock	(26,284)	0	0	(26,284)
Issuance of common stock	284	0	0	284
Share based compensation	1,854	0	0	1,854
Share based compensation withholding obligation	(882)	0	0	(882)
Other comprehensive income (loss)	0	0	6,322	6,322
Balances at end of period at Dec. 31, 2019	352,344	1,611	(3,786)	350,169
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	0	56,152	0	56,152
Cash dividends declared	0	(17,618)	0	(17,618)
Repurchase of common stock	(14,231)	0	0	(14,231)
Issuance of common stock	15	0	0	15
Share based compensation	1,980	0	0	1,980
Share based compensation withholding obligation	(755)	0	0	(755)
Other comprehensive income (loss)	0	0	13,810	13,810
Balances at end of period at Dec. 31, 2020	339,353	40,145	10,024	389,522
Balances at end of period (ASU 2016-13 [Member]) at Dec. 31, 2020					$ 0	$ (10,303)	$ 0	$ (10,303)	$ 339,353	$ 29,842	$ 10,024	$ 379,219
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	0	62,895	0	62,895
Cash dividends declared	0	(18,155)	0	(18,155)
Repurchase of common stock	(17,269)	0	0	(17,269)
Issuance of common stock	61	0	0	61
Share based compensation	1,947	0	0	1,947
Share based compensation withholding obligation	(691)	0	0	(691)
Other comprehensive income (loss)	0	0	(9,523)	(9,523)
Balances at end of period at Dec. 31, 2021	$ 323,401	$ 74,582	$ 501	$ 398,484